Other Receivables, Deposits and Prepayments	6 Months Ended
Dec. 31, 2023
Other Receivables, Deposits and Prepayments [Abstract]
OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS
6.	OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS

	31 December 2023	30 June 2023
	RM	RM

Other receivables	710,429	305,138
Deposits	15,034,475	5,023,150
Prepayments	164,480	193,135
	15,909,384	5,521,423
Less : Impairment
Other receivables	(50,847)	(50,847)
	15,858,537	5,470,576

(a)	Other receivables and deposits are classified as financial assets measured at amortised cost.

(b)	Impairment for other receivables are recognised based on the general approach within IFRS 9 using the forward looking expected credit loss model. The methodology used to determine the amount of the impairment is based on whether there has been a significant increase in credit risk since initial recognition of the financial asset. For those in which the credit risk has not increased significantly since initial recognition of the financial asset, twelve month expected credit losses along with gross interest income are recognised. For those in which credit risk has increased significantly, lifetime expected credit losses along with the gross interest income are recognised. For those that are determined to be credit impaired, lifetime expected credit losses along with interest income on a net basis are recognised.

The Group defined significant increase in credit risk based on payment trends and past due information.

A financial asset is ‘credit impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit impaired includes the following observable data:

(i)	Significant financial difficulties of the debtor;

(ii)	It is probable that the debtor will enter bankruptcy or other financial reorganisation; or

(iii)	The disappearance of an active market for a security because of financial difficulties.

The probability of non-payment by other receivables is adjusted by forward looking information as stated in Note 5(c) and multiplied by the amount of the expected loss arising from default to determine the twelve month or lifetime expected credit loss for the other receivables.

(c)	No expected credit loss is recognised arising from other receivables and deposits as it is negligible.